Discontinued operations - Net cash inflow on disposal of subsidiaries (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Cash in from disposal of subsidiaries, net of cash disposed of	€ 28,696	€ 0
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received in cash and cash equivalents	37,080
Less: cash and cash equivalents balances disposed of	(7,884)
Total consideration received, net of cash disposed of	29,196
Costs associated to the sale	(500)
Cash in from disposal of subsidiaries, net of cash disposed of	€ 28,696